OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	May 01, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	$ 3,119,000	$ 1,236,000
Other receivables	12,102,000	12,968,000
Income Taxes Receivable	2,277,000	370,000
Other receivables, prepaid expenses and accrued income	17,498,000	14,574,000
DCLAP claim [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net	$ 8,100,000	$ 9,100,000	$ 12,000,000